SEGMENT INFORMATION - Different geographic locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues generated by geographic location of customers' headquarter
Net revenues	$ 7,613,626	$ 7,468,610	$ 5,277,169
Total long-lived assets	4,296,689	2,312,589
The Americas
Revenues generated by geographic location of customers' headquarter
Net revenues	2,616,145	2,793,651	2,279,594
United States
Revenues generated by geographic location of customers' headquarter
Net revenues	1,485,919	1,963,956	1,590,573
Total long-lived assets	528,538	5,545
Brazil
Revenues generated by geographic location of customers' headquarter
Net revenues	846,387	623,331	442,603
Total long-lived assets	409,211	242,761
Canada
Revenues generated by geographic location of customers' headquarter
Net revenues	52,525	49,148	30,792
Total long-lived assets	11,401	6,200
Chile
Revenues generated by geographic location of customers' headquarter
Net revenues	29,663	37,370	18,461
Puerto Rico
Revenues generated by geographic location of customers' headquarter
Net revenues	37,922	22,353	11,344
Mexico
Revenues generated by geographic location of customers' headquarter
Net revenues	50,884	31,912	139,611
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	112,845	65,581	46,210
Asia and other regions
Revenues generated by geographic location of customers' headquarter
Net revenues	3,125,496	2,739,779	2,139,070
PRC
Revenues generated by geographic location of customers' headquarter
Net revenues	2,151,243	1,904,862	1,207,003
Total long-lived assets	2,398,130	1,668,177
Japan
Revenues generated by geographic location of customers' headquarter
Net revenues	597,188	325,344	509,233
Total long-lived assets	13,164	14,440
India
Revenues generated by geographic location of customers' headquarter
Net revenues	91,020	197,772	142,300
Pakistan
Revenues generated by geographic location of customers' headquarter
Net revenues	78,203	73,531	48,838
Philippines
Revenues generated by geographic location of customers' headquarter
Net revenues	40,612	26,578	6,660
Taiwan
Revenues generated by geographic location of customers' headquarter
Net revenues	19,369	67,411	7,702
Hong Kong
Revenues generated by geographic location of customers' headquarter
Net revenues	32,707	46,254	9,979
U.A.E
Revenues generated by geographic location of customers' headquarter
Net revenues	22,915	15,974	6,168
Thailand
Revenues generated by geographic location of customers' headquarter
Net revenues	10,217	9,941	59,451
Total long-lived assets	691,467	276,497
Vietnam
Revenues generated by geographic location of customers' headquarter
Net revenues	16,208	9,078	19,956
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	65,814	63,034	121,780
Europe
Revenues generated by geographic location of customers' headquarter
Net revenues	1,871,985	1,935,180	858,505
Total long-lived assets	99,738	27,182
Spain
Revenues generated by geographic location of customers' headquarter
Net revenues	445,321	434,841	100,658
Australia
Revenues generated by geographic location of customers' headquarter
Net revenues	128,247	393,959	165,772
Germany
Revenues generated by geographic location of customers' headquarter
Net revenues	291,385	322,189	231,995
Netherlands
Revenues generated by geographic location of customers' headquarter
Net revenues	81,820	136,375	104,715
South Africa
Revenues generated by geographic location of customers' headquarter
Net revenues	218,596	118,458	90,761
United Kingdom
Revenues generated by geographic location of customers' headquarter
Net revenues	144,994	106,662	7,749
Czech
Revenues generated by geographic location of customers' headquarter
Net revenues	62,079	79,414	34,604
Norway
Revenues generated by geographic location of customers' headquarter
Net revenues	139,769	30,231	157
Italy
Revenues generated by geographic location of customers' headquarter
Net revenues	79,041	14,465	6,531
Ireland
Revenues generated by geographic location of customers' headquarter
Net revenues	41,611	63,740	7,844
Romania
Revenues generated by geographic location of customers' headquarter
Net revenues	24,491	31,804	3,699
France
Revenues generated by geographic location of customers' headquarter
Net revenues	22,341	31,147	25,980
Colombia
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	61,847
Argentina
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	63,526	66,017
Others
Revenues generated by geographic location of customers' headquarter
Net revenues	192,290	171,895	$ 78,040
Others
Revenues generated by geographic location of customers' headquarter
Total long-lived assets	$ 19,667	$ 5,770